Other Payables and Accruals (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Accrued operating expenses		99,717,241	80,280,117
Accruals for property and equipment		32,195,338	120,067,060
Deposits received from suppliers and packaged-tour customers		14,936,752	8,991,812
Payable for acquisition		10,750,000	5,100,000
Due to employees for stock option proceeds received on their behalf		7,213,112	8,571,592
Others		11,977,422	12,651,166
Total	$ 28,089,080	176,789,865	235,661,747